UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06652

Exact name of registrant as specified in charter:	Aberdeen Investment Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Jay G. Baris, Esquire
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1.	The schedule of investments for the three-month period ended January 31, 2019 is filed herewith.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.6%)
AUSTRALIA (4.4%)
Consumer Staples (2.1%)
Treasury Wine Estates Ltd.(a)	290,400	$3,268,164

Health Care (2.3%)
CSL Ltd.(a)	24,400	3,469,535

		6,737,699

CANADA (3.7%)
Industrials (1.6%)
Ritchie Bros Auctioneers, Inc.	66,500	2,390,346

Materials (2.1%)
Nutrien Ltd.	61,840	3,203,660

		5,594,006

CHINA (4.5%)
Communication Services (2.4%)
Tencent Holdings Ltd.(a)	81,400	3,623,487

Consumer Discretionary (2.1%)
Yum China Holdings, Inc.	88,600	3,229,470

		6,852,957

FRANCE (4.0%)
Consumer Discretionary (2.3%)
LVMH Moet Hennessy Louis Vuitton SE(a)	11,000	3,528,802

Consumer Staples (1.7%)
L’Oreal SA(a)	10,500	2,530,763

		6,059,565

GERMANY (5.9%)
Financials (1.6%)
Deutsche Boerse AG(a)	18,256	2,430,748

Health Care (1.1%)
Bayer AG(a)	20,726	1,570,943

Information Technology (1.6%)
Infineon Technologies AG(a)	110,600	2,460,128

Materials (1.6%)
Linde PLC(b)	15,072	2,444,524

		8,906,343

HONG KONG (5.8%)
Financials (3.2%)
AIA Group Ltd.(a)	542,800	4,901,215

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Select International Equity Fund

Industrials (2.6%)
Jardine Matheson Holdings Ltd.(a)	57,500	$3,846,442

		8,747,657

INDIA (1.9%)
Financials (1.9%)
HDFC Bank Ltd., ADR	30,200	2,966,244

ISRAEL (2.2%)
Information Technology (2.2%)
Check Point Software Technologies Ltd.(b)	30,400	3,402,368

JAPAN (14.3%)
Consumer Discretionary (1.6%)
Shimano, Inc.(a)	17,200	2,413,438

Consumer Staples (3.7%)
Ain Holdings, Inc.(a)	22,700	1,661,980
Japan Tobacco, Inc.(a)	154,000	3,898,622

		5,560,602

Financials (2.0%)
Japan Exchange Group, Inc.(a)	171,400	3,018,127

Health Care (1.6%)
Sysmex Corp.(a)	44,900	2,503,029

Industrials (1.6%)
FANUC Corp.(a)	14,800	2,517,208

Information Technology (2.1%)
Keyence Corp.(a)	6,100	3,139,152

Materials (1.7%)
Shin-Etsu Chemical Co. Ltd.(a)	30,800	2,596,953

		21,748,509

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka(a)(b)(c)(d)	1,424,182	—

MEXICO (2.6%)
Consumer Staples (2.6%)
Fomento Economico Mexicano SAB de CV, ADR	42,700	3,886,554

NEW ZEALAND (1.2%)
Industrials (1.2%)
Auckland International Airport Ltd.(a)	370,300	1,884,676

PHILIPPINES (2.2%)
Real Estate (2.2%)
Ayala Land, Inc.(a)	3,919,300	3,348,682

SINGAPORE (2.3%)
Financials (2.3%)
Oversea-Chinese Banking Corp. Ltd.(a)	410,358	3,520,332

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Select International Equity Fund

SWEDEN (3.4%)
Industrials (3.4%)
Atlas Copco AB, A Shares(a)	129,500	$3,378,569
Epiroc AB, Class A(a)(b)	181,000	1,738,021

		5,116,590

SWITZERLAND (8.7%)
Consumer Staples (2.2%)
Nestle SA(a)	38,200	3,330,424

Health Care (5.3%)
Novartis AG(a)	46,200	4,033,296
Roche Holding AG(a)	15,300	4,070,346

		8,103,642

Industrials (1.2%)
dormakaba Holding AG(a)(b)	2,718	1,790,499

		13,224,565

TAIWAN (3.2%)
Information Technology (3.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	657,000	4,873,603

THAILAND (2.2%)
Financials (2.2%)
Kasikornbank PCL(a)	522,100	3,382,409

UNITED KINGDOM (20.6%)
Communication Services (4.0%)
Inmarsat PLC(a)	559,700	2,717,170
Vodafone Group PLC(a)	1,861,400	3,394,789

		6,111,959

Consumer Staples (3.8%)
British American Tobacco PLC(a)	92,800	3,271,203
Diageo PLC(a)	67,200	2,564,783

		5,835,986

Energy (2.6%)
Royal Dutch Shell PLC, B Shares(a)	124,800	3,874,870

Financials (3.6%)
Prudential PLC(a)	161,600	3,160,271
Standard Chartered PLC(a)	285,100	2,299,363

		5,459,634

Health Care (1.2%)
Genus PLC	61,863	1,806,164

Industrials (3.8%)
Experian PLC(a)	132,900	3,336,796
Rolls-Royce Holdings PLC(a)(b)	210,100	2,442,084

		5,778,880

Materials (1.6%)
Croda International PLC(a)	38,400	2,431,227

		31,298,720

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Select International Equity Fund

UNITED STATES (1.5%)
Consumer Discretionary (1.5%)
Samsonite International SA(a)(b)(e)	784,800	$2,334,008

Total Common Stocks		143,885,487

PREFERRED STOCKS (8.5%)
BRAZIL (2.9%)
Financials (2.9%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	348,181	4,324,408

GERMANY (2.1%)
Consumer Staples (2.1%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33%(a)	32,400	3,153,619

SOUTH KOREA (3.5%)
Information Technology (3.5%)
Samsung Electronics Co., Ltd.(a)	158,400	5,367,477

Total Preferred Stocks		12,845,504

SHORT-TERM INVESTMENT (2.2%)
UNITED STATES (2.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(f)	3,437,824	3,437,824

Total Short-Term Investment		3,437,824

Total Investments (Cost $174,894,754)—105.3%		160,168,815

Liabilities in Excess of Other Assets—(5.3)%		(8,133,268)

Net Assets—100.0%		$152,035,547

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)

The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2019.

(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (92.9%)
AUSTRALIA (4.3%)
Consumer Staples (2.1%)
Treasury Wine Estates Ltd.(a)	116,800	$1,314,468

Health Care (2.2%)
CSL Ltd.(a)	10,000	1,421,941

		2,736,409

CANADA (3.6%)
Industrials (1.5%)
Ritchie Bros Auctioneers, Inc.	26,700	959,733

Materials (2.1%)
Nutrien Ltd.	25,200	1,305,502

		2,265,235

CHINA (4.5%)
Communication Services (2.4%)
Tencent Holdings Ltd.(a)	33,700	1,500,141

Consumer Discretionary (2.1%)
Yum China Holdings, Inc.	36,300	1,323,135

		2,823,276

FRANCE (3.8%)
Consumer Discretionary (2.2%)
LVMH Moet Hennessy Louis Vuitton SE(a)	4,400	1,411,521

Consumer Staples (1.6%)
L’Oreal SA(a)	4,200	1,012,305

		2,423,826

GERMANY (5.7%)
Financials (1.6%)
Deutsche Boerse AG(a)	7,384	983,164

Health Care (1.0%)
Bayer AG(a)	8,334	631,682

Information Technology (1.6%)
Infineon Technologies AG(a)	45,900	1,020,975

Materials (1.5%)
Linde PLC(b)	6,046	980,599

		3,616,420

HONG KONG (5.6%)
Financials (3.1%)
AIA Group Ltd.(a)	218,200	1,970,238

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Select International Equity Fund II

Industrials (2.5%)
Jardine Matheson Holdings Ltd.(a)	23,200	$1,551,956

		3,522,194

INDIA (1.9%)
Financials (1.9%)
HDFC Bank Ltd., ADR	12,200	1,198,284

ISRAEL (2.2%)
Information Technology (2.2%)
Check Point Software Technologies Ltd.(b)	12,600	1,410,192

JAPAN (14.1%)
Consumer Discretionary (1.6%)
Shimano, Inc.(a)	7,100	996,245

Consumer Staples (3.6%)
Ain Holdings, Inc.(a)	9,300	680,899
Japan Tobacco, Inc.(a)	63,200	1,599,954

		2,280,853

Financials (2.1%)
Japan Exchange Group, Inc.(a)	75,000	1,320,651

Health Care (1.6%)
Sysmex Corp.(a)	18,100	1,009,016

Industrials (1.5%)
FANUC Corp.(a)	5,800	986,473

Information Technology (2.0%)
Keyence Corp.(a)	2,500	1,286,538

Materials (1.7%)
Shin-Etsu Chemical Co. Ltd.(a)	12,700	1,070,821

		8,950,597

MEXICO (2.5%)
Consumer Staples (2.5%)
Fomento Economico Mexicano SAB de CV, ADR	17,600	1,601,952

NEW ZEALAND (1.2%)
Industrials (1.2%)
Auckland International Airport Ltd.(a)	153,100	779,216

PHILIPPINES (2.2%)
Real Estate (2.2%)
Ayala Land, Inc.(a)	1,630,100	1,392,771

SINGAPORE (2.4%)
Financials (2.4%)
Oversea-Chinese Banking Corp. Ltd.(a)	177,899	1,526,140

SWEDEN (3.4%)
Industrials (3.4%)
Atlas Copco AB, A Shares(a)	53,900	1,406,215
Epiroc AB, Class A(a)(b)	75,300	723,055

		2,129,270

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Select International Equity Fund II

SWITZERLAND (8.5%)
Consumer Staples (2.1%)
Nestle SA(a)	15,600	$1,360,068

Health Care (5.2%)
Novartis AG(a)	18,900	1,649,985
Roche Holding AG(a)	6,200	1,649,421

		3,299,406

Industrials (1.2%)
dormakaba Holding AG(a)(b)	1,125	741,101

		5,400,575

TAIWAN (3.2%)
Information Technology (3.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	271,000	2,010,268

THAILAND (2.2%)
Financials (2.2%)
Kasikornbank PCL(a)	215,800	1,398,054

UNITED KINGDOM (20.1%)
Communication Services (4.0%)
Inmarsat PLC(a)	232,800	1,130,172
Vodafone Group PLC(a)	777,500	1,417,991

		2,548,163

Consumer Staples (3.7%)
British American Tobacco PLC(a)	38,000	1,339,501
Diageo PLC(a)	26,300	1,003,777

		2,343,278

Energy (2.5%)
Royal Dutch Shell PLC, B Shares(a)	51,600	1,602,110

Financials (3.5%)
Prudential PLC(a)	67,400	1,318,083
Standard Chartered PLC(a)	112,300	905,712

		2,223,795

Health Care (1.2%)
Genus PLC	25,229	736,591

Industrials (3.7%)
Experian PLC(a)	54,300	1,363,341
Rolls-Royce Holdings PLC(a)(b)	84,500	982,180

		2,345,521

Materials (1.5%)
Croda International PLC(a)	15,406	975,403

		12,774,861

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Select International Equity Fund II

UNITED STATES (1.5%)
Consumer Discretionary (1.5%)
Samsonite International SA(a)(b)(c)	315,700	$938,897

Total Common Stocks		58,898,437

PREFERRED STOCKS (8.3%)
BRAZIL (2.8%)
Financials (2.8%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	139,967	1,738,390

GERMANY (2.0%)
Consumer Staples (2.0%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33%(a)	13,000	1,265,341

SOUTH KOREA (3.5%)
Information Technology (3.5%)
Samsung Electronics Co., Ltd.(a)	65,500	2,219,506

Total Preferred Stocks		5,223,237

SHORT-TERM INVESTMENT (2.3%)
UNITED STATES (2.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(d)	1,466,720	1,466,720

Total Short-Term Investment		1,466,720

Total Investments (Cost $68,506,993)—103.5%		65,588,394

Liabilities in Excess of Other Assets—(3.5)%		(2,201,851)

Net Assets—100.0%		$63,386,543

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (8.6%)
UNITED STATES (8.6%)
Ally Master Owner Trust, Series 2018-2, Class A, ABS (USD), 3.29%, 05/15/2023	$932,000	$937,564
American Express Credit Account Master Trust, Series 2018-9, Class A, ABS, FRN (USD), 2.89%, 04/15/2026 (a)	881,000	878,891
BA Credit Card Trust, Series 2017-A2, Class A2, ABS (USD), 1.84%, 01/17/2023	948,000	934,451
BMW Vehicle Lease Trust, Series 2017-2, Class A3, ABS (USD), 2.07%, 10/20/2020	808,000	802,740
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, ABS (USD), 1.92%, 04/07/2022	1,015,000	1,004,961
CNH Equipment Trust
(USD), 3.22%, 01/15/2026	442,000	443,344
Series 2017-A, Class A3, (USD), 2.07%, 05/16/2022	797,000	789,853
Daimler Trucks Retail Trust, Series 2018-1, Class A4, ABS (USD), 3.03%, 11/15/2024 (b)	1,005,000	1,005,712
Discover Card Execution Note Trust, Series 2016-A4, Class A4, (USD), 1.39%, 03/15/2022	985,000	976,751
Ford Credit Auto Lease Trust, Series 2017-B, Class A4 (USD), 2.17%, 02/15/2021	844,000	837,074
Ford Credit Auto Owner Trust, Series 2018-1, Class A (USD), 3.19%, 07/15/2031 (b)	846,000	835,014
GM Financial Automobile Leasing Trust 2018-3, Series 2018-3, Class C, ABS (USD), 3.70%, 07/20/2022	1,173,000	1,179,523
Hertz Vehicle Financing LLC 2018-3, Series 2018-3A, Class A, ABS, (USD), 4.03%, 07/25/2024 (b)	957,000	970,504
John Deere Owner Trust, Series 2017-B, Class A3, (USD), 1.82%, 10/15/2021	1,037,000	1,026,792
SLM Student Loan Trust
Series 2011-1, Class A1, (USD), 1M USD LIBOR + 0.520%, 3.03%, 03/25/2026	174,340	174,675
Series 2011-2, Class A1, (USD), 1M USD LIBOR + 0.600%, 3.11%, 11/25/2027 (a)	510,397	512,388
Series 2013-2, Class A, (USD), 1M USD LIBOR + 0.450%, 2.96%, 09/25/2043	477,535	474,775
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, (USD), 2.37%, 03/15/2023	942,000	936,989
Tesla Auto Lease Trust, Series 2018-A, Class D, ABS (USD), 3.30%, 05/20/2020 (b)	782,000	780,261
Towd Point Mortgage Trust 2018-4, Series 2018-4, Class A1, ABS, VRN, (USD), 3.00%, 06/25/2058 (a)(b)	722,671	704,784
Towd Point Mortgage Trust 2018-6, Series 2018-6, Class A1A, ABS, VRN, (USD), 3.75%, 03/25/2058 (a)(b)	976,406	974,906

		17,181,952

Total Asset-Backed Securities		17,181,952

COMMERCIAL MORTGAGE-BACKED SECURITIES (9.3%)
UNITED STATES (9.3%)
BBCMS Mortgage Trust 2018-C2, Series 2018-C2, Class AS, VRN (USD), 4.62%, 12/15/2051 (a)	974,000	1,018,330
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A (USD), 3.53%, 10/15/2034	891,000	900,999
Commercial Mortgage Trust, Series 2014-TWC, Class B, (USD), 1M LIBOR + 1.600%, 4.11%, 02/13/2032 (a)(b)	610,000	609,984
FREMF Mortgage Trust
Series 2012-K21, Class C, (USD), 3.94%, 07/25/2045 (a)(b)	696,583	699,799
Series 2013-K29, Class C, VRN, (USD), 3.48%, 05/25/2046 (a)(b)	813,000	794,109
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class B (USD), 3.31%, 06/05/2031 (b)	1,023,000	1,022,717
Series 2017-GPTX, Class C (USD), 3.30%, 05/10/2034 (b)	775,000	764,325

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

Hilton USA Trust, Series 2016-SFP, Class C, (USD), 4.12%, 11/05/2035 (b)	$939,000	$942,568
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, Series 2012-CBX, Class AS (USD), 4.27%, 06/15/2045	1,199,000	1,230,788
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, Series 2012-C5, Class B, VRN (USD), 4.44%, 08/15/2045 (a)	1,017,000	1,044,694
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A (USD), 3.21%, 11/15/2034 (a)(b)	881,000	870,224
Series 2018-MP, Class A (USD), 4.42%, 07/11/2040 (b)	852,000	895,385
Series 2018-H3, Class AS (USD), 4.43%, 07/15/2051	914,000	943,191
Morgan Stanley Capital I Trust 2018-H4, Series 2018-H4, Class C, VRN (USD), 5.08%, 12/15/2051 (a)	1,039,000	1,068,269
Sequoia Mortgage Trust, Series 2018-6, Class A4 (USD), 4.00%, 07/25/2048 (a)(b)	756,075	765,707
Sequoia Mortgage Trust 2018-CH4, Series 2018-CH4, Class A13, CMO, VRN, (USD), 4.50%, 10/25/2048 (a)(b)	816,250	846,994
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class B (USD), 4.39%, 01/05/2043 (a)(b)	370,000	345,130
Series 2015-5AVE, Class C (USD), 4.39%, 01/05/2043	820,000	719,666
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B (USD), 3.71%, 03/15/2045 (a)	1,023,000	1,027,357
Series 2012-C9, Class AS (USD), 3.39%, 11/15/2045	991,000	987,674
Series 2012-C10, Class AS, (USD), 3.24%, 12/15/2045	996,000	986,406

		18,484,316

Total Commercial Mortgage-Backed Securities		18,484,316

NON-AGENCY MORTGAGE-BACKED SECURITIES (9.8%)
UNITED STATES (9.8%)
Agate Bay Mortgage Trust, Series 2014-3, Class B2, (USD), 3.82%, 11/25/2044 (a)(b)	750,106	754,587
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	401,064	366,621
Citigroup Mortgage Loan Trust, Series 2005-11, Class A3 (USD), 1 year CMT + 2.400%, 4.99%, 11/25/2035 (a)	340,722	340,048
CSMC Trust, Series 2014-WIN2, Class B1, (USD), 3.98%, 10/25/2044 (a)(b)	1,362,731	1,393,126
Federal National Mortgage Association, Series 2018-C03, Class 1M1 (USD), 3.19%, 10/25/2030	550,249	549,167
Flagstar Mortgage Trust, Series 2017-2, Class B2, (USD), 4.14%, 10/25/2047	1,225,611	1,223,499
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	400,207	414,566
IndyMac INDA Mortgage Loan Trust, Series 2005-AR2, Class 3A1 (USD), 4.23%, 01/25/2036 (a)	502,035	461,139
JP Morgan Mortgage Trust
Series 16-1, Class A13 (USD), 3.50%, 05/25/2046 (a)(b)	638,908	623,197
Series 2005-A4, Class 3A1 (USD), 4.22%, 07/25/2035	218,451	220,826
Series 2005-A5, Class 2A2 (USD), 4.46%, 08/25/2035 (a)	508,745	523,744
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	549,225	576,789
Series 2013-1, Class B1 (USD), 3.50%, 03/25/2043 (b)	838,142	843,528
Series 2014-IVR3, Class 3A1 (USD), 2.73%, 09/25/2044 (a)(b)	491,091	482,642
Series 2014-IVR6, Class AM (USD), 2.78%, 07/25/2044 (a)(b)	350,336	347,327
Series 2016-5, Class A1 (USD), 2.64%, 12/25/2046 (a)(b)	614,448	606,161
Series 2017-1, Class A3, (USD), 3.50%, 01/25/2047 (a)(b)	48	48
Series 2018-6, Class B2 (USD), 4.01%, 12/25/2048 (a)(b)	999,236	977,524
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1, (USD), 4.00%, 02/25/2057 (a)(b)	838,064	843,210
Series 2017-2A, Class A3, (USD), 4.00%, 03/25/2057 (a)(b)	796,051	803,275
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	683,731	696,185
Sequoia Mortgage Trust
Series 2017-1, Class B2, (USD), 3.64%, 02/25/2047 (a)(b)	667,363	653,716
Series 2017-CH1, Class A13, (USD), 4.00%, 08/25/2047	595,833	597,422

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

Series 2017-CH2, Class A13 (USD), 4.00%, 12/25/2047	$902,867	$901,062
Series 2018-6, Class A19 (USD), 4.00%, 07/25/2048 (b)	1,636,540	1,641,333
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	795,915	813,880
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 4.22%, 09/25/2037 (a)	412,862	412,147
Series 2007-4, Class 3A1 (USD), 4.22%, 09/25/2037	44,358	44,381
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 4.09%, 08/25/2035	530,283	534,122
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	406,464	402,251
WinWater Mortgage Loan Trust, Series 2015-2, Class B3, (USD), 3.91%, 02/20/2045 (a)(b)	614,668	613,027

		19,660,550

Total Non-Agency Mortgage-Backed Securities		19,660,550

CORPORATE BONDS (19.5%)
BELGIUM (0.4%)
Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 5.45%, 01/23/2039	840,000	877,634

CANADA (0.9%)
Commercial Banks (0.9%)
Canadian Imperial Bank of Commerce (USD), 2.10%, 10/05/2020	1,799,000	1,773,152

DENMARK (0.6%)
Commercial Banks (0.6%)
Danske Bank AS (USD), 5.00%, 01/12/2022 (b)	1,145,000	1,161,064

GERMANY (0.5%)
Auto Manufacturers (0.5%)
Volkswagen Group of America Finance LLC (USD), 4.25%, 11/13/2023 (b)	875,000	885,001

ITALY (0.7%)
Commercial Banks (0.5%)
UniCredit SpA (USD), 6.57%, 01/14/2022 (b)	932,000	952,106

Electric Utilities (0.2%)
Enel Finance International NV (USD), 3.63%, 05/25/2027 (b)	550,000	494,310

		1,446,416

NETHERLANDS (0.5%)
Semiconductors (0.5%)
NXP BV / NXP Funding LLC (USD), 5.35%, 03/01/2026 (b)	937,000	990,531

SPAIN (0.6%)
Commercial Banks (0.6%)
Banco Santander SA (USD), 3.80%, 02/23/2028	1,200,000	1,122,288

SWEDEN (1.0%)
Commercial Banks (1.0%)
Skandinaviska Enskilda Banken AB (USD), 2.63%, 03/15/2021	1,106,000	1,094,033
Svenska Handelsbanken AB (USD), 2.45%, 03/30/2021	955,000	943,635

		2,037,668

UNITED KINGDOM (1.2%)
Commercial Banks (1.2%)
Barclays PLC, (fixed rate to 02/15/2023, variable rate thereafter), FRN (USD), 4.61%	1,330,000	1,336,134
HSBC Holdings PLC, (fixed rate to 06/19/2029, variable rate thereafter) (USD), 4.58%	1,120,000	1,144,656

		2,480,790

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

UNITED STATES (13.1%)
Aerospace & Defense (1.0%)
United Technologies Corp.
(USD), 6.05%, 06/01/2036	$651,000	$754,916
(USD), 6.13%, 07/15/2038	970,000	1,144,822

		1,899,738

Auto Manufacturers (1.4%)
Ford Holdings LLC (USD), 9.30%, 03/01/2030	1,590,000	1,769,634
General Motors Financial Co., Inc. (USD), 5.10%, 01/17/2024	1,000,000	1,015,837

		2,785,471

Commercial Banks (3.6%)
Bank of America Corp., (fixed rate to 07/21/2028, variable rate thereafter) (USD), 3.59%	1,740,000	1,704,879
Citigroup, Inc. (USD), 8.13%, 07/15/2039	1,200,000	1,749,904
Citizens Bank NA/Providence (USD), 2.25%, 10/30/2020	1,248,000	1,230,496
JPMorgan Chase & Co., (fixed rate to 04/23/2029, variable rate thereafter) (USD), 4.01%	1,216,000	1,227,494
Morgan Stanley, (fixed rate to 07/22/2028, variable rate thereafter) (USD), 3.59%	1,290,000	1,259,016

		7,171,789

Diversified Financial Services (1.1%)
American Express Co. (USD), 3.40%, 02/27/2023	1,330,000	1,334,604
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (b)	791,000	790,900

		2,125,504

Electric Utilities (1.8%)
Edison International (USD), 2.13%, 04/15/2020	300,000	290,614
Entergy Texas, Inc. (USD), 4.00%, 03/30/2029	631,000	631,774
PSEG Power LLC (USD), 5.13%, 04/15/2020	480,000	491,886
Sempra Energy
(USD), 9.80%, 02/15/2019	723,000	724,552
(USD), 1.63%, 10/07/2019	227,000	224,787
(USD), 2.40%, 02/01/2020	1,320,000	1,307,454

		3,671,067

Energy Equipment & Services (1.0%)
Energy Transfer Operating LP (USD), 6.25%, 04/15/2049	635,000	676,111
Western Gas Partners LP (USD), 4.65%, 07/01/2026	1,270,000	1,251,224

		1,927,335

Healthcare Providers & Services (0.7%)
Quest Diagnostics, Inc. (USD), 3.45%, 06/01/2026	1,540,000	1,467,238

Insurance (0.6%)
Brighthouse Financial, Inc., Series WI (USD), 3.70%, 06/22/2027	1,280,000	1,119,378

Media (0.7%)
Comcast Corp. (USD), 3.15%, 03/01/2026	1,470,000	1,433,236

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

Pharmaceutical (0.9%)
CVS Health Corp. (USD), 2.88%, 06/01/2026	$1,845,000	$1,725,306

Retail (0.4%)
McDonald’s Corp. (USD), 3.25%, 06/10/2024	801,000	802,555

		26,128,617

Total Corporate Bonds		38,903,161

MUNICIPAL BONDS (3.9%)
UNITED STATES (3.9%)
CALIFORNIA (1.8%)
Los Angeles Unified School District General Obligation Unlimited Bonds (USD), 6.76%, 07/01/2034	1,080,000	1,411,981
Regents of the University of California Medical Center Pooled Revenue
Series H (USD), 6.55%, 05/15/2048	1,285,000	1,703,538
Series F (USD), 6.58%, 05/15/2049	380,000	503,971

		3,619,490

CONNECTICUT (0.8%)
State of Connecticut General Obligation Unlimited Bonds, Series A (USD), 5.85%, 03/15/2032	1,405,000	1,633,481

PENNSYLVANIA (1.3%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds)
Series B (USD), 4.65%, 02/15/2026	1,050,000	1,109,955
(USD), 5.35%, 05/01/2030	1,300,000	1,331,447

		2,441,402

		7,694,373

Total Municipal Bonds		7,694,373

GOVERNMENT BONDS (5.5%)
AUSTRALIA (1.0%)
Queensland Treasury Corp. (AUD), 3.50%, 08/21/2030 (b)	2,593,000	1,983,855

INDONESIA (0.9%)
Indonesia Treasury Bond
Series FR56 (IDR), 8.38%, 09/15/2026	9,802,000,000	705,763
Series FR64 (IDR), 6.13%, 05/15/2028	18,264,000,000	1,131,982

		1,837,745

RUSSIA (1.0%)
Russian Federal Bond - OFZ
Series 6212 (RUB), 7.05%, 01/19/2028	70,102,000	1,009,375
Series 6221 (RUB), 7.70%, 03/23/2033	70,219,000	1,041,952

		2,051,327

SOUTH AFRICA (1.1%)
Republic of South Africa Government Bond, Series R186 (ZAR), 10.50%, 12/21/2026	9,060,000	755,333
South Africa Government Bond
Series R186 (ZAR), 10.50%, 12/21/2026	3,550,000	295,964
Series 2037 (ZAR), 8.50%, 01/31/2037	15,420,000	1,058,271

		2,109,568

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

SUPRANATIONAL (1.5%)
International Finance Corp. (AUD), 2.80%, 08/15/2022	$4,044,000	$2,993,487

Total Government Bonds		10,975,982

U.S. AGENCIES (7.1%)
UNITED STATES (7.1%)
Federal Home Loan Mortgage Corp.
Series K071, Class A2 (USD), 3.29%, 11/25/2027	1,039,000	1,044,219
Series K083, Class A2, VRN (USD), 4.05%, 09/25/2028 (a)	552,094	587,702
Series 2016-HQA4, Class M2 (USD), 1M USD LIBOR + 1.300%, 3.81%, 04/25/2029 (a)	1,195,000	1,200,734
Series 2017-C06, Class 2M1 (USD), 1M USD LIBOR + 0.750%,, 3.26%, 02/25/2030 (a)	613,160	613,000
Series 2017-DNA3, Class M1, (USD), 3.26%, 03/25/2030 (a)	684,406	683,934
MBS (USD), 3.00%, 10/01/2046	850,127	837,800
Federal National Mortgage Association
MBS, TBA (USD), 2.50%, 02/19/2034	1,516,000	1,491,942
MBS (USD), 3.00%, 08/01/2043	1,318,722	1,299,325
MBS (USD), 5.00%, 09/01/2048	952,847	1,003,276
Government National Mortgage Association
MBS (USD), 3.50%, 03/20/2046	788,292	799,319
MBS (USD), 4.50%, 06/20/2047	880,170	914,408
MBS (USD), 4.00%, 05/20/2048	2,000,470	2,060,272
MBS (USD), 4.00%, 05/20/2048	1,613,621	1,662,860

		14,198,791

Total U.S. Agencies		14,198,791

U.S. TREASURIES (13.3%)
UNITED STATES (13.3%)
Treasury Inflation Protected Security
(USD), 0.63%, 04/15/2023 (c)	2,094,628	2,084,728
(USD), 0.38%, 07/15/2027 (c)	1,236,528	1,200,189
(USD), 0.50%, 01/15/2028 (c)	2,258,377	2,201,300
(USD), 0.88%, 02/15/2047 (c)	1,820,998	1,724,945
U.S. Treasury Bond
(USD), 2.75%, 11/15/2047	860,300	816,478
(USD), 3.13%, 05/15/2048	4,963,900	5,073,067
(USD), 3.00%, 08/15/2048	4,064,100	4,053,781
U.S. Treasury Note
(USD), 2.50%, 01/15/2022	1,168,600	1,170,608
(USD), 2.13%, 03/31/2024	2,025,800	1,993,039
(USD), 2.88%, 08/15/2028	3,830,000	3,907,049
(USD), 3.13%, 11/15/2028	2,272,100	2,367,422

		26,592,606

Total U.S. Treasuries		26,592,606

AGENCY MORTGAGE-BACKED SECURITIES (16.1%)
UNITED STATES (16.1%)
Federal Home Loan Mortgage Corp.
(USD), 3.00%, 02/01/2032	995,197	997,042
(USD), 5.00%, 10/01/2041	413,972	440,023
(USD), 4.00%, 03/01/2042	989,697	1,022,909
(USD), 4.50%, 07/01/2042	1,489,669	1,566,498

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 4.00%, 07/01/2046	$1,382,763	$1,424,186
(USD), 4.00%, 09/01/2046	445,702	458,703
(USD), 3.00%, 10/01/2046	1,296,155	1,276,155
(USD), 3.00%, 12/01/2046	945,218	929,461
(USD), 4.00%, 03/01/2047	847,799	872,050
(USD), 3.50%, 03/01/2048	998,898	1,009,186
(USD), 3.50%, 04/01/2048	1,385,467	1,400,380
Federal National Mortgage Association
(USD), 3.00%, 01/01/2030	984,487	985,880
(USD), 4.50%, 07/01/2040	1,077,078	1,127,104
(USD), 4.00%, 11/01/2043	506,239	521,150
(USD), 4.00%, 11/01/2044	1,627,025	1,692,898
(USD), 3.50%, 06/01/2046	1,548,021	1,560,977
(USD), 3.50%, 06/01/2046	1,053,697	1,064,742
(USD), 4.00%, 07/01/2046	711,187	730,403
(USD), 4.50%, 09/01/2046	1,138,965	1,196,909
(USD), 3.00%, 10/01/2046	1,037,854	1,019,745
(USD), 4.00%, 02/01/2047	767,041	787,476
(USD), 3.00%, 03/01/2047	1,701,067	1,675,342
(USD), 3.50%, 12/01/2047	1,913,924	1,934,886
(USD), 3.50%, 01/01/2048	1,716,000	1,732,668
(USD), 3.50%, 02/01/2048	1,375,670	1,391,583
MBS (USD), 3.00%, 07/01/2045	1,079,341	1,066,645
MBS (USD), 4.00%, 01/01/2048	1,254,491	1,297,502
Government National Mortgage Association (USD), 4.50%, 12/20/2045	976,159	1,026,760

		32,209,263

Total Agency Mortgage-Backed Securities		32,209,263

SHORT-TERM INVESTMENT (6.6%)
UNITED STATES (6.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(d)	13,115,600	13,115,600

Total Short-Term Investment		13,115,600

Total Investments (Cost $199,196,964) —99.7%		199,016,594

Other Assets in Excess of Liabilities—0.3%		621,826

Net Assets—100.0%		$199,638,420

(a)

Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Inflation linked security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

AUD	Australian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
IDR	Indonesian Rupiah
INR	Indian Rupee

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLC	Public Limited Company
RUB	New Russian Ruble
SEK	Swedish Krona
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar
ZAR	South African Rand

At January 31, 2019, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	MarketValue	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
United States Treasury Note 6%—5 year	168	03/29/2019	$19,065,873	$19,296,375	$230,502
United States Treasury Note 6%—2 year	17	03/29/2019	3,591,453	3,609,578	18,125
United States Treasury Note 6%-Ultra Bond	41	03/20/2019	6,333,256	6,606,125	272,869
United States Treasury Note 6%—10 year	15	03/20/2019	1,810,985	1,837,031	26,047

					$547,543

SHORT CONTRACT POSITIONS
United States Treasury Note 6%—Long Bond	(12)	03/20/2019	$(1,714,500)	$1,760,250	$(45,750)
United States Treasury Note 6%-10 year	(97)	03/20/2019	(12,285,633)	12,676,688	(391,055)
Australian 10 Year Bond	(25)	03/15/2019	(2,385,410)	2,426,378	(40,968)

					$(477,773)

					$69,770

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/07/2019	Citibank	AUD	928,035	USD	665,144	$674,616	$9,472
02/07/2019	Westpac Banking Corp.	AUD	8,381,000	USD	6,026,953	6,092,400	65,447
Chilean Peso/United States Dollar
02/25/2019	Citibank	CLP	1,469,818,513	USD	2,194,578	2,241,443	46,865
02/25/2019	JPMorgan Chase Bank	CLP	1,469,818,511	USD	2,194,578	2,241,443	46,865
03/01/2019	Citibank	CLP	1,330,401,000	USD	2,003,616	2,028,854	25,238
Chinese Renminbi/United States Dollar
03/05/2019	Barclays Bank	CNY	14,478,000	USD	2,097,653	2,160,968	63,315
Colombian Peso/United States Dollar
02/11/2019	Citibank	COP	9,610,672,000	USD	3,034,633	3,094,288	59,655
Crech Koruna/United States Dollar
03/28/2019	Royal Bank of Canada	CZK	69,728,000	USD	3,093,303	3,103,413	10,110
Indian Rupee/United States Dollar
04/08/2019	HSBC Bank	INR	292,764,763	USD	4,133,169	4,093,360	(39,809)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

Indonesian Rupiah/United States Dollar
02/25/2019	Citibank	IDR	14,130,971,000	USD	1,001,061	$1,012,743	$11,682
Japanese Yen/United States Dollar
03/07/2019	Citibank	JPY	231,350,000	USD	2,061,942	2,129,117	67,175
03/07/2019	Royal Bank of Canada	JPY	231,350,000	USD	2,090,791	2,129,117	38,326
Norwegian Krone/United States Dollar
02/07/2019	Citibank	NOK	11,497,000	USD	1,368,470	1,363,378	(5,092)
02/07/2019	Goldman Sachs	NOK	17,111,000	USD	2,008,790	2,029,117	20,327
02/07/2019	HSBC Bank	NOK	21,115,259	USD	2,476,326	2,503,964	27,638
02/07/2019	Royal Bank of Canada	NOK	21,304,000	USD	2,458,397	2,526,346	67,949
South African Rand/United States Dollar
02/28/2019	JPMorgan Chase Bank	ZAR	31,385,000	USD	2,364,191	2,359,733	(4,458)
South Korean Won/United States Dollar
03/06/2019	Citibank	KRW	2,244,607,789	USD	2,025,453	2,019,331	(6,122)
03/06/2019	HSBC Bank	KRW	2,471,292,711	USD	2,227,393	2,223,265	(4,128)
Swedish Krona/United States Dollar
02/07/2019	Citibank	SEK	2,116,000	USD	237,269	233,910	(3,359)

						$46,260,806	$497,096

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/07/2019	Citibank	USD	3,688,664	AUD	5,105,758	$3,711,528	$(22,864)
02/07/2019	JPMorgan Chase Bank	USD	71,938	AUD	100,000	72,693	(755)
02/07/2019	Royal Bank of Canada	USD	3,953,214	AUD	5,513,000	4,007,565	(54,351)
02/07/2019	Westpac Banking Corp.	USD	4,123,608	AUD	5,717,000	4,155,859	(32,251)
United States Dollar/Chilean Peso
02/25/2019	Citibank	USD	1,000,655	CLP	672,390,000	1,025,381	(24,726)
02/25/2019	HSBC Bank	USD	3,370,630	CLP	2,267,247,024	3,457,504	(86,874)
United States Dollar/Chinese Renminbi
03/05/2019	Barclays Bank	USD	2,095,528	CNY	14,478,000	2,160,968	(65,440)
United States Dollar/Colombian Peso
02/11/2019	Barclays Bank	USD	1,049,001	COP	3,321,139,000	1,069,286	(20,285)
United States Dollar/Crech Koruna
03/28/2019	Citibank	USD	2,813,357	CZK	62,911,000	2,800,006	13,351
03/28/2019	UBS	USD	306,407	CZK	6,817,000	303,407	3,000
United States Dollar/Indian Rupee
04/08/2019	Citibank	USD	12,960	INR	930,763	13,014	(54)
04/08/2019	Goldman Sachs	USD	2,116,551	INR	150,000,000	2,097,260	19,291
04/08/2019	HSBC Bank	USD	1,990,234	INR	141,834,000	1,983,086	7,148
United States Dollar/Indonesian Rupiah
02/25/2019	HSBC Bank	USD	987,420	IDR	14,130,971,000	1,012,743	(25,323)
United States Dollar/Japanese Yen
03/07/2019	Royal Bank of Canada	USD	2,130,151	JPY	231,350,000	2,129,117	1,034
United States Dollar/Norwegian Krone
02/07/2019	Barclays Bank	USD	2,019,135	NOK	17,111,000	2,029,117	(9,982)
02/07/2019	Citibank	USD	2,011,257	NOK	17,015,000	2,017,733	(6,476)
02/07/2019	JPMorgan Chase Bank	USD	1,698,296	NOK	14,516,000	1,721,387	(23,091)
02/07/2019	Royal Bank of Canada	USD	622,224	NOK	5,315,375	630,327	(8,103)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

United States Dollar/South African Rand
02/28/2019	Barclays Bank	USD	2,294,722	ZAR	31,385,000	$2,359,734	$(65,012)
United States Dollar/South Korean Won
03/06/2019	Barclays Bank	USD	1,807,980	KRW	2,020,959,000	1,818,129	(10,149)
03/06/2019	Citibank	USD	2,023,103	KRW	2,247,667,500	2,022,084	1,019
03/06/2019	HSBC Bank	USD	400,031	KRW	447,274,000	402,384	(2,353)
United States Dollar/Swedish Krona
02/07/2019	Citibank	USD	234,729	SEK	2,098,000	231,920	2,809
02/07/2019	Royal Bank of Canada	USD	2,000	SEK	18,000	1,990	10

						$43,234,222	$(410,427)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (86.8%)
ARGENTINA (0.9%)
Cablevision SA (USD), 6.50%, 06/15/2021 (a)	$1,031,000	$1,006,514
IRSA Propiedades Comerciales SA (USD), 8.75%, 03/23/2023 (a)	535,000	522,524
Transportadora de Gas del Sur SA (USD), 6.75%, 05/02/2025 (a)	575,000	536,072

		2,065,110

BERMUDA (1.1%)
Digicel Group One Ltd. (USD), Zero Coupon%, 12/30/2022	810,000	668,250
Digicel Group Two Ltd. (USD), 8.25%, 09/30/2022 (a)	765,000	409,275
Viking Cruises Ltd. (USD), 6.25%, 05/15/2025 (a)	1,380,000	1,380,000

		2,457,525

BRAZIL (2.4%)
Marfrig Holdings Europe BV (USD), 8.00%, 06/08/2023 (a)	1,585,000	1,633,501
Petrobras Global Finance BV
(USD), 5.30%, 01/27/2025	2,985,000	2,983,060
(USD), 8.75%, 05/23/2026	500,000	585,875

		5,202,436

CANADA (0.7%)
Bombardier, Inc. (USD), 7.50%, 03/15/2025 (a)	1,640,000	1,580,550

CHILE (0.5%)
Latam Finance Ltd. (USD), 6.88%, 04/11/2024 (a)	1,172,000	1,182,548

CONGO (0.3%)
HTA Group Ltd. (USD), 9.13%, 03/08/2022 (a)	560,000	576,912

DENMARK (0.4%)
DKT Finance ApS (USD), 9.38%, 06/17/2023 (a)	921,000	969,352

DOMINICAN REPUBLIC (0.4%)
AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (USD), 7.95%, 05/11/2026 (a)	765,000	793,305

EL SALVADOR (0.2%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	463,750

FRANCE (1.5%)
Altice France SA (USD), 7.38%, 05/01/2026 (a)	978,000	942,538
SPCM SA (USD), 4.88%, 09/15/2025 (a)	2,455,000	2,307,700

		3,250,238

GEORGIA (0.2%)
Bank of Georgia JSC (USD), 6.00%, 07/26/2023 (a)	500,000	492,210

GERMANY (2.3%)
Nidda BondCo GmbH (EUR), 5.00%, 09/30/2025 (a)	305,000	320,796
Nidda Healthcare Holding GmbH (EUR), 3.50%, 09/30/2024 (a)	623,000	694,966
Platin 1426 GmbH
(EUR), 5.38%, 06/15/2023 (a)	308,000	327,933
(EUR), 6.88%, 06/15/2023 (a)	134,000	147,816
PrestigeBidCo GmbH (EUR), 6.25%, 12/15/2023 (a)	837,000	1,002,251

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global High Income Fund

Senvion Holding GmbH (EUR), 3.88%, 10/25/2022 (a)	$3,256,000	$1,937,736
Tele Columbus AG (EUR), 3.88%, 05/02/2025 (a)	533,000	556,160

		4,987,658

GREECE (0.6%)
Intralot Capital Luxembourg SA (EUR), 5.25%, 09/15/2024 (a)	1,625,000	1,279,149

GUATEMALA (0.2%)
Industrial Senior Trust (USD), 5.50%, 11/01/2022 (a)	500,000	501,250

INDIA (0.7%)
Vedanta Resources PLC (USD), 6.13%, 08/09/2024 (a)	1,776,000	1,615,400

ITALY (1.4%)
Telecom Italia Capital SA (USD), 6.00%, 09/30/2034	1,950,000	1,697,085
Wind Tre SpA (USD), 5.00%, 01/20/2026 (a)	1,606,000	1,320,935

		3,018,020

JERSEY (0.9%)
LHC3 PLC (EUR), 4.13%, 08/15/2024 (a)(b)	784,000	892,753
Newday Bondco PLC (GBP), 7.38%, 02/01/2024 (a)	975,000	1,176,405

		2,069,158

LUXEMBOURG (2.9%)
Altice Financing SA (USD), 7.50%, 05/15/2026	1,960,000	1,857,100
Altice Finco SA (USD), 8.13%, 01/15/2024 (a)	950,000	935,750
ARD Finance SA (USD), 7.13%, 09/15/2023 (b)	1,200,000	1,158,000
Galapagos SA (EUR), 5.38%, 06/15/2021 (a)	1,500,000	1,208,495
Kleopatra Holdings 1 SCA (EUR), 8.50%, 06/30/2023 (a)(b)	762,000	433,486
Matterhorn Telecom Holding SA (EUR), 4.88%, 05/01/2023 (a)	717,000	773,866

		6,366,697

MAURITIUS (0.5%)
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	1,150,000	1,172,561

MEXICO (0.5%)
Elementia SAB de CV (USD), 5.50%, 01/15/2025 (a)	611,000	572,812
Grupo Posadas SAB de CV (USD), 7.88%, 06/30/2022 (a)	575,000	569,032

		1,141,844

NETHERLANDS (3.1%)
Cimpress NV (USD), 7.00%, 06/15/2026 (a)	1,130,000	1,101,750
ING Groep NV, (fixed rate to 04/16/2025, variable rate thereafter) (USD), 6.50% (c)	2,027,000	1,977,947
Lincoln Finance Ltd. (EUR), 6.88%, 04/15/2021 (a)	800,000	939,723
OI European Group BV (USD), 4.00%, 03/15/2023 (a)	1,725,000	1,668,937
Ziggo BV (USD), 5.50%, 01/15/2027 (a)	1,300,000	1,228,500

		6,916,857

NIGERIA (1.0%)
IHS Netherlands Holdco BV (USD), 9.50%, 10/27/2021 (a)	1,075,000	1,106,887
United Bank for Africa PLC (USD), 7.75%, 06/08/2022 (a)	575,000	582,808
Zenith Bank PLC (USD), 7.38%, 05/30/2022 (a)	596,000	607,217

		2,296,912

PANAMA (0.4%)
C&W Senior Financing DAC (USD), 6.88%, 09/15/2027 (a)	879,000	837,247

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global High Income Fund

REPUBLIC OF IRELAND (1.4%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
(USD), 7.25%, 05/15/2024 (a)	$2,235,000	$2,310,431
(GBP), 4.75%, 07/15/2027 (a)	656,000	780,822

		3,091,253

RUSSIA (0.7%)
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	500,000	501,998
Sberbank of Russia Via SB Capital SA (USD), 6.13%, 02/07/2022 (a)	1,030,000	1,067,945

		1,569,943

SOUTH AFRICA (0.9%)
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)	2,017,000	1,906,065

SPAIN (1.2%)
Cirsa Finance International Sarl (USD), 7.88%, 12/20/2023 (a)	402,000	407,930
Codere Finance 2 Luxembourg SA, (EUR), 6.75%, 11/01/2021 (a)	1,026,000	1,092,154
Haya Finance 2017 SA (EUR), 5.25%, 11/15/2022 (a)	1,099,000	1,138,853

		2,638,937

SWEDEN (0.8%)
Unilabs Subholding AB (EUR), 5.75%, 05/15/2025 (a)	1,500,000	1,648,481

SWITZERLAND (0.7%)
UBS Group Funding Switzerland AG, (fixed rate to 02/19/2025, variable rate thereafter) (USD), 5 year USD Swap + 4.866%, 7.00%, 02/19/2025 (a)(c)	1,339,000	1,415,992

TURKEY (1.3%)
Akbank Turk AS, (fixed rate to 03/16/2022, variable rate thereafter) (USD), 5 year USD Swap + 5.026%, 7.20%, 03/16/2027 (a)	949,000	861,217
KOC Holding (USD), 5.25%, 03/15/2023 (a)	820,000	799,500
Turk Telekomunikasyon (USD), 4.88%, 06/19/2024	740,000	677,470
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	450,000	430,875

		2,769,062

UKRAINE (0.3%)
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	619,000	554,005

UNITED KINGDOM (5.4%)
BrightHouse Finco Ltd., PIK, (GBP), 9.00%, 05/15/2023 (a)(b)(e)	725,503	523,363
CYBG PLC, (fixed rate to 12/08/2022, variable rate thereafter) (GBP), 5 year GBP Swap + 6.250%, 8.00%, 12/08/2022 (a)(c)	2,640,000	3,198,597
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,035,183
KCA Deutag UK Finance PLC (USD), 9.63%, 04/01/2023 (a)	895,000	675,725
Pizzaexpress Financing 2 PLC (GBP), 6.63%, 08/01/2021 (a)	1,078,000	1,187,665
Royal Bank of Scotland Group PLC, (fixed rate to 08/15/2021, variable rate thereafter) (USD), 5 year USD Swap + 7.598%, 8.63%, 08/15/2021 (c)	1,200,000	1,277,640
Saga PLC (GBP), 3.38%, 05/12/2024 (a)	811,000	951,920
TVL Finance PLC (GBP), 8.50%, 05/15/2023 (a)	713,600	963,957
Virgin Media Secured Finance PLC (GBP), 5.50%, 01/15/2025 (a)	867,600	1,152,168

		11,966,218

UNITED STATES (50.1%)
ACI Worldwide, Inc. (USD), 5.75%, 08/15/2026 (a)	1,854,000	1,912,401
Alliance Data Systems Corp. (USD), 5.88%, 11/01/2021 (a)	1,850,000	1,863,875
AMC Entertainment Holdings, Inc. (GBP), 6.38%, 11/15/2024	1,534,000	1,898,090
Apergy Corp. (USD), 6.38%, 05/01/2026	1,536,000	1,511,040
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global High Income Fund

(USD), 6.38%, 04/01/2024 (a)	$773,000	$767,203
(USD), 5.25%, 03/15/2025 (a)	423,000	379,643
Banff Merger Sub, Inc.
(EUR), 8.38%, 09/01/2026 (a)	215,000	231,895
(USD), 9.75%, 09/01/2026 (a)	955,000	909,638
Bank of America Corp., Series DD, FRN (USD), (fixed rate to 03/10/2026, variable rate thereafer), 6.30%, 03/10/2026 (c)	2,085,000	2,244,899
Bausch Health Cos, Inc. (USD), 7.00%, 03/15/2024 (a)	2,090,000	2,195,754
Bausch Health Cos. Inc. (EUR), 4.50%, 05/15/2023 (a)	1,020,000	1,154,502
Berry Global, Inc. (USD), 4.50%, 02/15/2026 (a)	236,000	222,430
Bruin E&P Partners LLC (USD), 8.88%, 08/01/2023 (a)	951,000	905,238
Builders FirstSource, Inc. (USD), 5.63%, 09/01/2024 (a)	1,192,000	1,136,870
Calpine Corp. (USD), 5.25%, 06/01/2026 (a)	1,230,000	1,168,500
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.75%, 02/15/2026 (a)	2,720,000	2,760,800
CEMEX Finance LLC (USD), 6.00%, 04/01/2024 (a)	1,085,000	1,105,626
Century Communities, Inc. (USD), 5.88%, 07/15/2025	1,850,000	1,702,000
CFX Escrow Corp.
(USD), 6.00%, 02/15/2024	317,000	322,151
(USD), 6.38%, 02/15/2026	190,000	190,000
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (USD), 5.75%, 03/01/2025 (a)	1,700,000	1,627,750
Cheniere Corpus Christi Holdings LLC (USD), 5.88%, 03/31/2025	2,125,000	2,238,602
Cheniere Energy Partners LP, Series WI (USD), 5.25%, 10/01/2025	419,000	421,091
Chesapeake Energy Corp. (USD), 8.00%, 01/15/2025	1,065,000	1,071,646
Commercial Metals Co. (USD), 5.75%, 04/15/2026	1,241,000	1,175,847
Consolidated Communications, Inc. (USD), 6.50%, 10/01/2022	1,610,000	1,473,150
CSC Holdings LLC
(USD), 6.63%, 10/15/2025 (a)	753,000	787,826
(USD), 10.88%, 10/15/2025 (a)	1,925,000	2,218,928
(USD), 6.50%, 02/01/2029 (a)	487,000	493,392
Dell International LLC / EMC Corp.
(USD), 5.88%, 06/15/2021 (a)	583,000	592,510
(USD), 6.02%, 06/15/2026 (a)	500,000	522,981
Diamond BC BV (EUR), 5.63%, 08/15/2025 (a)	833,000	846,665
Encompass Health Corp. (USD), 5.13%, 03/15/2023	1,095,000	1,101,515
Energizer Gamma Acquisition BV (EUR), 4.63%, 07/15/2026 (a)	695,000	779,897
Exela Intermediate LLC / Exela Finance, Inc. (USD), 10.00%, 07/15/2023 (a)	1,595,000	1,595,000
First Data Corp. (USD), 5.75%, 01/15/2024 (a)	665,000	683,703
GCI LLC (USD), 6.88%, 04/15/2025	138,000	136,965
General Motors (Escrow Shares)
(USD), 8.80%, 03/01/2021 (e)(f)	7,200,000	—
(USD), 8.38%, 07/15/2033 (e)(f)	3,550,000	—
Goodyear Tire & Rubber Co. (The) (USD), 5.13%, 11/15/2023	945,000	942,638
Graham Holdings Co. (USD), 5.75%, 06/01/2026 (a)	1,364,000	1,411,740
Gray Television, Inc. (USD), 7.00%, 05/15/2027 (a)	973,000	1,007,444
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. (USD), 7.38%, 12/15/2023 (a)	400,000	404,000
Harland Clarke Holdings Corp.
(USD), 6.88%, 03/01/2020 (a)	1,075,000	1,064,250
(USD), 8.38%, 08/15/2022 (a)	1,060,000	993,750
HCA, Inc.
(USD), 7.50%, 02/15/2022	1,020,000	1,116,900
(USD), 5.88%, 02/15/2026	2,185,000	2,305,175
(USD), 5.25%, 06/15/2026	1,095,000	1,149,066
(USD), 5.88%, 02/01/2029	72,000	75,420
Iron Mountain, Inc. (USD), 5.25%, 03/15/2028 (a)	2,075,000	1,929,750
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. (USD), 6.00%, 07/15/2025 (a)	1,175,000	1,177,937
JBS USA LUX SA / JBS USA Finance, Inc. (USD), 5.75%, 06/15/2025 (a)	1,125,000	1,122,187

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global High Income Fund

JPMorgan Chase & Co., (fixed rate to 11/01/2022, variable thereafter), Series CC (USD), 4.63%, 11/01/2022 (c)	$1,975,000	$1,821,049
Lennar Corp. (USD), 4.50%, 04/30/2024	1,839,000	1,806,817
MDC Holdings, Inc. (USD), 6.00%, 01/15/2043	1,350,000	1,117,125
Meredith Corp. (USD), 6.88%, 02/01/2026 (a)	1,703,000	1,754,090
Meritage Homes Corp. (USD), 6.00%, 06/01/2025	1,212,000	1,199,880
MGM Resorts International (USD), 4.63%, 09/01/2026	1,760,000	1,654,400
Moss Creek Resources Holdings, Inc. (USD), 7.50%, 01/15/2026 (a)	1,509,000	1,350,555
Motors Liquidation Co. (MPM Escrow Shares) (USD), 8.88%, 10/15/2020 (e)(f)	14,578,000	—
MPT Operating Partnership LP / MPT Finance Corp. (USD), 5.00%, 10/15/2027	1,133,000	1,102,975
New Enterprise Stone & Lime Co., Inc. (USD), 10.13%, 04/01/2022 (a)	1,805,000	1,805,000
Nine Energy Service, Inc. (USD), 8.75%, 11/01/2023 (a)	406,000	407,015
Novelis Corp. (USD), 5.88%, 09/30/2026 (a)	1,155,000	1,114,575
NRG Energy, Inc.
(USD), 6.25%, 05/01/2024	955,000	988,425
(USD), 7.25%, 05/15/2026	928,000	1,002,982
Oasis Petroleum, Inc.
(USD), 6.88%, 03/15/2022	643,000	641,393
(USD), 6.88%, 01/15/2023	1,302,000	1,290,607
Pitney Bowes, Inc.
(USD), 3.88%, 10/01/2021	485,000	474,088
(USD), 4.38%, 05/15/2022	1,465,000	1,370,141
Post Holdings, Inc. (USD), 5.00%, 08/15/2026 (a)	1,890,000	1,786,428
Prestige Brands, Inc. (USD), 6.38%, 03/01/2024 (a)	428,000	425,860
Radiate Holdco LLC / Radiate Finance, Inc. (USD), 6.63%, 02/15/2025 (a)	1,460,000	1,354,150
Rite Aid Corp. (USD), 6.13%, 04/01/2023 (a)	1,560,000	1,316,250
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (USD), 6.13%, 08/15/2021 (a)	1,105,000	1,102,237
Sable International Finance Ltd. (USD), 6.88%, 08/01/2022 (a)	1,127,000	1,169,262
Sanchez Energy Corp. (USD), 6.13%, 01/15/2023	2,315,000	405,125
Sirius XM Radio, Inc. (USD), 6.00%, 07/15/2024 (a)	1,620,000	1,682,775
Six Flags Entertainment Corp. (USD), 4.88%, 07/31/2024 (a)	1,200,000	1,188,000
Sprint Corp.
(USD), 7.88%, 09/15/2023	1,675,000	1,779,687
(USD), 7.63%, 03/01/2026	662,000	687,653
Staples, Inc. (USD), 8.50%, 09/15/2025 (a)	950,000	912,000
T-Mobile USA, Inc. (USD), 6.50%, 01/15/2026	1,080,000	1,142,100
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (USD), 6.50%, 07/15/2027 (a)	162,000	167,061
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (USD), 6.75%, 06/01/2025 (a)	1,545,000	1,525,687
Tenet Healthcare Corp.
(USD), 4.63%, 07/15/2024	2,342,000	2,293,942
(USD), 6.25%, 02/01/2027 (a)	605,000	608,781
TransDigm, Inc. (USD), 6.00%, 07/15/2022	450,000	453,375
Valvoline, Inc. (USD), 5.50%, 07/15/2024	2,055,000	2,085,825
Vistra Energy Corp. (USD), 7.38%, 01/01/1900	1,940,000	2,017,600
Vistra Operations Co. LLC (USD), 5.63%, 01/01/1900 (a)	1,120,000	1,125,600
WPX Energy, Inc.
(USD), 5.75%, 01/01/1900	556,000	553,220
(USD), 8.25%, 01/01/1900	875,000	973,438
WR Grace & Co-Conn (USD), 5.63%, 01/01/1900 (a)	1,830,000	1,903,200
Wyndham Destinations, Inc.
(USD), 5.40%, 01/01/1900	1,000,000	967,500
(USD), 6.35%, 01/01/1900	945,000	942,638
Xerox Corp. (USD), 3.63%, 01/01/1900	1,111,000	1,058,228

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global High Income Fund

Zayo Group LLC / Zayo Capital, Inc. (USD), 6.00%, 01/01/1900	$1,000,000	$1,005,000

		110,584,019

ZAMBIA (0.9%)
First Quantum Minerals Ltd.
(USD), 6.88%, 01/01/1900 (a)	1,218,000	1,103,812
(USD), 7.00%, 01/01/1900 (a)	915,000	912,713

		2,016,525

Total Corporate Bonds		191,397,189

BANK LOANS (2.5%)
FRANCE (0.5%)
Financiere Sun S.A.S., 2017 EUR Term Loan B (EUR), 3.00%, 03/14/2023	1,000,000	1,129,720

NETHERLANDS (0.4%)
TMF Group Holding B.V., 2017 EUR 2nd Lien Term Loan (EUR), 6.88%, 05/04/2026	750,000	821,250

UNITED KINGDOM (1.6%)
EG Group Limited, 2018 GBP Term Loan B (GBP), 5.66%, 02/06/2025	992,500	1,263,639
IWH UK Midco Limited, 2017 Term Loan B (EUR), 4.00%, 01/31/2025	2,000,000	2,260,584

		3,524,223

Total Bank Loans		5,475,193

COMMON STOCKS (0.1%)
UNITED KINGDOM (0.0%)
Brighthouse Topco Limited (d)(e)(f)	88,182	72,865

UNITED STATES (0.1%)
Cenveo Enterprises, Inc.(d)(e)(f)(g)	9,806	147,090

Total Common Stocks		219,955

EXCHANGE-TRADED FUNDS (1.9%)
UNITED STATES (1.9%)
iShares iBoxx High Yield Corporate Bond ETF	50,000	4,255,500

Total Exchange-Traded Funds		4,255,500

SHORT-TERM INVESTMENT (4.8%)
UNITED STATES (4.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(i)	10,549,288	10,549,288

Total Short-Term Investment		10,549,288

Total Investments (Cost $221,749,104) —96.1%		211,897,125

Other Assets in Excess of Liabilities—3.9%		8,675,129

Net Assets—100.0%		$220,572,254

(a)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Global High Income Fund

(b)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(c)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(d)

The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.93% of net assets as of January 31, 2019.

(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(f)	This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 2(a) of the accompanying Notes to Statements of Investments.
(g)	Security is Delisted.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment In Kind
PLC	Public Limited Company
USD	U.S. Dollar

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
02/28/2019	Citibank	GBP	565,500	USD	722,900	$742,621	$19,721
02/28/2019	HSBC Bank	GBP	4,065,000	USD	5,162,011	5,338,200	176,189
04/11/2019	Royal Bank of Canada	GBP	220,000	USD	284,234	289,537	5,303
Euro/United States Dollar
02/14/2019	Citibank	EUR	541,000	USD	617,420	619,747	2,327
02/14/2019	Goldman Sachs	EUR	5,520,000	USD	6,320,952	6,323,486	2,534
02/14/2019	HSBC Bank	EUR	1,896,000	USD	2,172,290	2,171,980	(310)
02/14/2019	JPMorgan Chase Bank	EUR	210,000	USD	240,828	240,567	(261)
02/14/2019	Royal Bank of Canada	EUR	284,000	USD	324,766	325,339	573
04/11/2019	Royal Bank of Canada	EUR	1,437,000	USD	1,658,813	1,654,229	(4,584)
04/11/2019	UBS	EUR	336,000	USD	384,286	386,793	2,507

						$18,092,499	$203,999

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/British Pound
02/28/2019	JPMorgan Chase Bank	USD	21,027,804	GBP	16,408,000	$21,547,157	$(519,353)
United States Dollar/Euro
02/14/2019	HSBC Bank	USD	34,056,919	EUR	29,970,000	34,332,407	(275,488)

						$55,879,564	$(794,841)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

January 31, 2019 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds’ valuation procedures (the “Valuation Procedures”) and regulatory requirements. Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Per an amendment to the Valuation Procedures that became effective February 21, 2017, fixed income securities, which previously had been generally valued using the mean of bid and ask prices, are now generally valued using bid prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and strategies employed by the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller “odd lot” sizes. Odd lots may trade at lower, or occasionally, higher prices than institutional round lot trades. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

NQ Filing 2019

Notes to Statements of Investments (continued)

January 31, 2019 (Unaudited)

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For the period ended January 31, 2019, there were no significant changes to the fair valuation methodologies.

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Select International Equity Fund
Investments in Securities
Common Stocks	26,729,331	117,156,156	—	143,885,487
Preferred Stocks	4,324,408	8,521,096	—	12,845,504
Short-Term Investment	3,437,824	—	—	3,437,824

	34,491,563	125,677,252	—	160,168,815

NQ Filing 2019

Notes to Statements of Investments (continued)

January 31, 2019 (Unaudited)

Investments, at Value	Level 1	Level 2	Level 3	Total
Select International Equity Fund II
Investments in Securities
Common Stocks	10,919,942	47,978,495	—	58,898,437
Preferred Stocks	1,738,390	3,484,847	—	5,223,237
Short-Term Investment	1,466,720	—	—	1,466,720

	14,125,052	51,463,342	—	65,588,394

Investments, at Value	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	17,181,952	—	17,181,952
Commercial Mortgage-Backed Securities	—	18,484,316	—	18,484,316
Non-Agency Mortgage-Backed Securities	—	19,660,550	—	19,660,550
Corporate Bonds	—	38,903,161	—	38,903,161
Municipal Bonds	—	7,694,373	—	7,694,373
Government Bonds	—	10,975,982	—	10,975,982
U.S. Agencies	—	14,198,791	—	14,198,791
U.S. Treasuries	—	26,592,606	—	26,592,606
Agency Mortgage-Backed Securities	—	32,209,263	—	32,209,263
Short-Term Investment	13,115,600	—	—	13,115,600
Other Financial Instruments
Assets
Futures Contracts	547,543	—	—	547,543
Forward Foreign Currency Exchange Contracts	—	607,726	—	607,726
Liabilities
Futures Contracts	(477,773)	—	—	(477,773)
Forward Foreign Currency Exchange Contracts	—	(521,057)	—	(521,057)

	13,185,370	185,987,663	—	199,173,033

Investments, at Value	Level 1	Level 2	Level 3	Total
Global High Income Fund
Investments in Securities
Corporate Bonds	—	191,397,189	—	191,397,189
Bank Loans	—	5,475,193	—	5,475,193
Common Stocks	—	147,090	72,866	219,956
Exchange-Traded Funds	4,255,500	—	—	4,255,500
Short-Term Investment	10,549,288	—	—	10,549,288
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	214,658	—	214,658
Liabilities
Forward Foreign Currency Exchange Contracts	—	(805,500)	—	(805,500)

	14,804,788	196,428,630	72,866	211,306,284

Amounts listed as “–” are $0 or round to $0.

NQ Filing 2019

Notes to Statements of Investments (concluded)

January 31, 2019 (Unaudited)

Global High Income Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended January 31, 2019

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of October 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at October 31, 2018
Common Stocks
United Kingdom	$225,428	$—	$—	$(152,563)	$—	—	$—	$—	$72,865	$(152,363)
United States	274,779	—	—	(127,689)	—	—	—	—	147,090	(127,689)
	—	—	—	—	—	—	—	—	—	—

TOTAL	$500,207	$—	$—	$(280,252)	$—	$—	$—	$—	$219,955	$(280,052)

The following is quantitative information about level 3 fair value measurements:

Description	Fair Value at 1/31/19 ($)	Valuation Technique(s)	Unobservable Inputs	Range	Weighted Average
Global High Income Fund
Common Stock	$72,865	Broker Pricing	Bid/Ask Spread	$0.826	$0.826
Common Stock	$147,090	Broker Pricing	Bid/Ask Spread	$15	$15

Broker Pricing: Includes indicative broker quotes that cannot be corroborated by observable market data.

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Bank Loans

As of January 31, 2019, none of the Funds held unfunded commitments or bridge loans.

NQ Filing 2019

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 28, 2019

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

March 28, 2019